CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share capital [Member]	Equity reserves [Member]	Accumulated deficit [Member]	Total
Beginning Balance at Dec. 31, 2018	$ 578,853	$ 49,261	$ (319,272)	$ 308,842
Beginning Balance (shares) at Dec. 31, 2018				225,804,614
Statements [Line Items]
Issued pursuant to exercise of share-based options	490	(158)		$ 332
Issued pursuant to exercise of share-based options (shares)				403,116
Shares repurchased and cancelled under normal course issuer bid	(958)			$ (958)
Shares repurchased and cancelled under normal course issuer bid (shares)				(1,108,920)
Share-based payments		969		$ 969
Net income (loss) and comprehensive loss for the year			(167,928)	(167,928)
Ending Balance at Dec. 31, 2019	578,385	50,072	(487,200)	$ 141,257
Ending Balance (shares) at Dec. 31, 2019				225,098,810
Statements [Line Items]
Issued pursuant to exercise of share-based options	2,661	(768)		$ 1,893
Issued pursuant to exercise of share-based options (shares)				1,912,775
Shares repurchased and cancelled under normal course issuer bid	(2,296)			$ (2,296)
Shares repurchased and cancelled under normal course issuer bid (shares)				(2,758,063)
Share-based payments		653		$ 653
Net income (loss) and comprehensive loss for the year			57,376	57,376
Ending Balance at Dec. 31, 2020	$ 578,750	$ 49,957	$ (429,824)	$ 198,883
Ending Balance (shares) at Dec. 31, 2020				224,253,522